Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Sustainable U.S. Equity ETF	Nov. 29, 2024
Fidelity Sustainable U.S. Equity ETF | Return Before Taxes
Average Annual Return:
Past 1 year	25.40%
Since Inception	5.67%	[1]
Fidelity Sustainable U.S. Equity ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.18%
Since Inception	5.47%	[1]
Fidelity Sustainable U.S. Equity ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.17%
Since Inception	4.34%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	4.73%
IXWX9
Average Annual Return:
Past 1 year	27.82%
Since Inception	6.05%

[1]	A From June 15, 2021 .